Related Party Transactions	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Related Party Transactions

12 – RELATED PARTY TRANSACTIONS

No remuneration has been recorded in these consolidated financial statements for the services of the Chief Executive Officer (CEO) for the fiscal year 2018, 2017 and 2016 except for the 11,000 post-consolidation shares of common stock, valued at $58 issued through the fiscal year 2018, 32,293 post-consolidation shares of common stock, valued at $1,085 issued through the fiscal year 2017, 477,298 post-consolidation shares of common stock, valued at $33,243 issued through the fiscal year 2016. The CEO is also a director and the controlling shareholder.

A director of the Company is a director and principal owner of a company that provides hosting services to ZIM. During the fiscal year ending March 31, 2018 the Company paid $21,984 for these services (March 31, 2017 - $31,127, March 31, 2016 - $27,870). At March 31, 2018, included in accounts payable is $2,761 connected to these services as compared to $2,308 at March 31, 2017. ZIM also provided bookkeeping services to this company. During the fiscal year ending March 31, 2017, the related company paid $5,714 to ZIM for these services (March 31, 2016 - $Nil).

An Officer of the Company is the principal owner of a company that provides finance, accounting and bookkeeping services to ZIM. During the fiscal year ending March 31, 2018 the Company paid $12,178 for these services (March 31, 2017 - $17,245, March 31, 2016 - $23,763). At March 31, 2018, included in accounts payable is $894 connected to these services as compared to $754 at March 31, 2017.